Goodwill - Schedule of Reconciliation of Changes in Goodwill Explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 7,777
Goodwill	19,703	$ 7,777
U Protein IPA Europe And Bio strand [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	7,777	7,909
Foreign exchange	(801)	(132)
Acquisition of BioStrand	12,727
Goodwill	$ 19,703	$ 7,777